UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                           (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

The registrant is filing this Amendment to its Certified Shareholder Report of Registered Management Investment Companies on Form N-CSR filed with the U.S. Securities and Exchange Commission on December 9, 2016 to amend Item 1 "Reports to Stockholders" to revise the Summary of Investments chart located on page 3.  Other than the aforementioned revision, this Form N-CSR/A does not reflect events occuring after the filing of the original Form N-CSR or modify or update the disclosures therein in any way.

Semi-Annual Report 2016
As of September 30, 2016
(Unaudited)

Sirius S&P Strategic Large-Cap
Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Sirius S&P Strategic Large-Cap Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sirius S&P Strategic Large-Cap Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sirius S&P Strategic Large-Cap Allocation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Fund of Funds Risk, ETF Risk, Leverage Risk, Long/Short Risk, Short Sales Risk, General Market Risk, Sector Risk, Large-Cap Securities Risk, Tracking Risks, Non-diversified Fund Risk, Portfolio Turnover Risk, Cash Position Risk, and Investment Advisor Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling us at 844-438-7474 (844-GET-SIRIUS).  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2016.

For More Information on Your Sirius S&P Strategic Large-Cap Allocation Fund:

See Our Web site @ SiriusFunds.com.
or
Call 844-438-7474 (844-GET-SIRIUS).

PO Box 277, Lovettsville, VA 20180
www.Sirius.Fund / www.SiriusFunds.com

November 21, 2016

 Dear Fellow Shareholders of the Sirius S&P Strategic Allocation Fund:
This year has been a bit challenging in the markets. 2016 started with a sharp pullback in the equities markets, but in early Spring the market reversed direction and pushed up. The strength of the rise was unusual in that the normal pullback levels often seen during a rise like that were not attained. Instead, pull backs during the rise were shallow, making it difficult to anticipate an invested position strategically. The fund experienced a setback during this time. Sirius repositioned the portfolio to allow an opportunity for the Fund to perform in a rising or changing market going forward.
A chart detailing the Fund's performance is below.
Average Annual Total Returns
Period Ended September 30, 2016	Six Months	One Year	Since Inception[1]	Net Expense Ratio[2]	Gross Expense Ratio[3]
Sirius S&P Strategic Large-Cap Allocation Fund	-1.38%	-6.66%	-0.58%	2.01%	2.40%
S&P 500 Total Return Index[4]	6.40%	15.43%	7.82%	N/A	N/A
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling Shareholder Services at 844-438-7474 (844-GET-SIRIUS). Fee waivers and expense reimbursements have positively impacted Fund performance.
1The Fund's Inception date is October 1, 2014.
2 The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.60% of the average daily net assets of the Fund through July 31, 2017.  The Fund's net expense ratio will be higher than 1.60% to the extent the Fund incurs expenses excluded from this arrangement.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.  Net expense ratio is from the Fund's prospectus dated July 29, 2016.
3Gross expense ratio is from the Fund's prospectus dated July 29, 2016.

4You cannot invest directly in the S&P 500 Total Return index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.
For fall of 2016, it seems that all eyes are on the upcoming Presidential election. That appears to include the equities markets. The market has remained generally in a trading range since summer, seeming to wait for an outcome. Once the election is behind us, the market may make a more decisive move.
Expectations for the economy
2016 continues a growth path for the US Economy. US GDP has increased in all three quarters with an average growth rate of 1.7%. Some of this rise has been fueled by a rise in US existing home prices and by a jump in new home construction. The anticipated second interest rate hike for 2016 has been delayed possibly until December, helping to support the real estate industry.  Clouds are gathering on the horizon though, with durable goods falling versus last year, health care costs rising and in some areas substantially rising, and labor and employment numbers essentially flat. Headwinds are building in foreign markets too with a potential housing crisis in Canada, Europe, and Australia, and a strengthening dollar versus other currencies, hurting exports from foreign countries such as China. Brexit threw a wrench into the equities markets in the summer, but the impact of this has mostly been shaken off by the equities market shortly after the vote. Taking these elements into consideration, while the economy is expected to continue to grow, caution is warranted.
Expectations for the Equities Market
With the continued economic growth seen this year, Sirius expects the market to continue to rise in the fourth quarter of 2016 and into 2017 providing investment opportunities for the Fund.
(RCSIR1116001)

Sirius S&P Strategic Large-Cap Allocation Fund

Schedule of Investments
(Unaudited)

As of September 30, 2016
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 82.37%
iShares S&P 500 Index Fund			14,500	$3,154,620
SPDR S&P 500 ETF Trust			72,500	15,681,750
Vanguard 500 Index Fund			3,000	596,070

Total Exchange-Traded Products (Cost $19,369,386)				19,432,440
	Principal	Yield	Maturity Date
UNITED STATES TREASURY BILL - 0.21%
† United States Treasury Bill	$50,000	0.000%	12/8/2016	49,985

Total United States Treasury Bill (Cost $49,957)				49,985

SHORT-TERM INVESTMENT - 12.76%			Shares
§	Morgan Stanley Institutional Liquidity Government Fund -		3,009,933	3,009,933
Money Market Portfolio, 0.02%

Total Short-Term Investment (Cost $3,009,933)				3,009,933

Total Value of Investments (Cost $22,429,276) - 95.34%				$22,492,358

Other Assets Less Liabilities - 4.66%				1,098,723

Net Assets - 100%				$23,591,081

§ Represents 7 day effective yield
†	All or a portion of security is pledged as collateral for
margin borrowings

Summary of Investments
	% of Net
	Assets		Value
Exchange-Traded Products	82.37%		$19,432,440
United States Treasury Bill	0.21%		49,985
Short-Term Investment	12.76%		3,009,933
Other Assets Less Liabilities	4.66%		1,098,723
Total	100.00%		$23,591,081

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2016

Assets:
Investments, at value (cost $22,429,276)	$22,492,358
Receivables:
Investments sold	1,083,941
Fund shares sold	62
Dividends and interest	47,083
Prepaid expenses:
Fund accounting fees	2,203
Compliance fees	885
Registration and filing fees	149
Transfer agent	16

Total assets	23,626,697

Liabilities:
Accrued expenses:
Advisory fees	18,779
Professional fees	7,602
Distribution and services fees	4,684
Trustee fees and meeting expenses	2,011
Shareholder fulfillment expenses	1,074
Insurance fees	862
Miscellaneous expenses	370
Custody fees	139
Administration fees	81
Registration and filing expenses	14

Total liabilities	35,616

Total Net Assets	$23,591,081

Net Assets Consist of:
Paid in Interest	$24,980,904
Accumulated net investment loss	(271,932)
Accumulated net realized loss on investments	(1,180,973)
Net unrealized appreciation on investments	63,082

Total Net Assets	$23,591,081
Shares Outstanding, no par value (unlimited authorized shares)	2,541,732
Net Asset Value, Offering Price, and Redemption Price Per Share	$9.28

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Operations
(Unaudited)

For the fiscal period ended September 30, 2016

Investment Income:
Dividends	$64,261
Interest	119

Total Investment Income	64,380

Expenses:
Advisory fees (note 2)	133,819
Distribution and service fees (note 3)	27,879
Fund accounting fees (note 2)	14,652
Professional fees	14,441
Administration fees (note 2)	12,029
Transfer agent fees (note 2)	10,483
Compliance fees (note 2)	5,265
Shareholder fulfillment expenses	4,011
Trustee fees and meeting expenses	4,011
Interest expenses	3,707
Custody fees (note 2)	2,732
Registration and filing expenses	2,479
Miscellaneous expenses (note 2)	1,934
Insurance fees	1,103
Security pricing fees	501

Total Expenses	239,046

Advisory fees waived (note 2)	(29,041)

Net Expenses	210,005

Net Investment Loss	(145,625)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(77,960)
Net realized loss on securities sold short	(345,444)
Total net realized loss	(423,404)

Net change in unrealized appreciation on investments	462,282
Net change in unrealized depreciation on securities sold short	(226,152)
Total net unrealized loss	236,130

Net Realized and Unrealized Loss on Investments	(187,274)

Net Decrease in Net Assets Resulting from Operations	$(332,899)

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statements of Changes in Net Assets

	September 30,	March 31,
For fiscal year or period ended	2016 (a)	2016

Operations:
Net investment loss	$(145,625)	$(393,153)
Net realized loss from investment transactions and securites
sold short	(423,404)	(757,569)
Net change in unrealized appreciation (depreciation) on investments and
securities sold short	236,130	(173,048)

Net Decrease in Net Assets Resulting from Operations	(332,899)	(1,323,770)

Distributions to Shareholders:
From realized gains	-	(1,366,039)

Decrease from Distributions to Shareholders	-	(1,366,039)

Beneficial Interest Transactions:
Shares sold	4,184,085	1,430,497
Reinvested dividends and distributions	-	1,124,918
Shares repurchased	(1,238,382)	(3,461,534)

Increase (Decrease) from Beneficial Interest Transactions	2,945,703	(906,119)

Net Increase (Decrease) in Net Assets	2,612,804	(3,595,928)

Net Assets:
Beginning of period	20,978,277	24,574,205
End of period	$23,591,081	$20,978,277

Accumulated Net Investment Loss	$(271,932)	$(126,307)

Share Information:
Shares Sold	445,125	141,276
Reinvested dividends and distributions	-	115,376
Shares Repurchased	(132,357)	(337,803)
Net Increase (Decrease) in Shares of Beneficial Interest	312,768	(81,151)

(a) Unaudited.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Financial Highlights

For a share outstanding during	September 30,		March 31,
the fiscal year or periods ended	2016	(f)	2016	2015	(e)

Net Asset Value, Beginning of Period	$9.41		$10.64	$10.00

Income from Investment Operations
Net investment loss	(0.05)		(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.08)		(0.49)	0.72

Total from Investment Operations	(0.13)		(0.59)	0.64

Distributions to Shareholders
From realized gains	-		(0.64)	-

Total from Distributions to Shareholders	-		(0.64)	-

Net Asset Value, End of Period	$9.28		$9.41	$10.64

Total Return	(1.38)%	(b)	(5.79)%	6.40%	(b)

Net Assets, End of Period (in thousands)	$23,591		$20,978	$24,574

Ratios of:
Interest Expenses to Average Net Assets	0.02%		0.06%	-
Gross Expenses to Average Net Assets (c)(d)	2.14%	(a)	2.65%	2.22%	(a)
Net Expenses to Average Net Assets (c)(d)	1.87%	(a)	2.32%	1.85%	(a)
Net Expenses to Average Net Assets (excluding interest/dividends) (c)(d)	1.85%	(a)	1.85%	1.85%	(a)
Net Investment Loss to Average Net Assets (d)	(1.31)%	(a)	(1.73)%	(1.70)%	(a)

Portfolio turnover rate	212.27%	(b)	264.11%	262.31%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(e)	For the period from October 1, 2014 (Date of Initial Public Investment) through March 31, 2015.
(f) Unaudited.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

1.   Organization and Significant Accounting Policies

The Sirius S&P Strategic Large-Cap Allocation Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.

The Fund commenced operations on October 1, 2014. The investment objective of the Fund is long-term growth and preservation of capital. The Fund's investment advisor, Sirius Funds Advisors, Inc. (the "Advisor"), seeks to achieve its investment objective by investing primarily in exchange-traded funds ("ETFs") and secondarily in mutual funds.  The Fund is a "fund of funds," which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in ETFs, and mutual funds that hold securities in the S&P 500 Total Return Index and large-cap S&P sectors.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2016 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products	$19,432,440	$19,432,440	$-	$-
United States Treasury Bill	49,985	-	49,985	-
Short-Term Investment	3,009,933	3,009,933	-	-
Total Assets	$22,492,358	$22,442,373	$49,985	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended September 30, 2016.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, annually.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Exchange-Traded Funds
The Fund may invest in exchange-traded funds ("ETFs").  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Securities Sold Short
The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's Statement of Operations.  There was no dividend expense recorded in the Fund as of September 30, 2016.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.20% of the Fund's average daily net assets.  For the fiscal period ended September 30, 2016, $133,819 in advisory fees were incurred by the Fund, of which $29,041 were waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.60% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company ("the Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  Effective April 15, 2016, the Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2016, the Administrator received $1,934 in miscellaneous expenses.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

A breakdown of these fees is provided in the following table.

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%

The Fund incurred $12,029 in administration fees, $14,652 in fund accounting fees, and $2,732 in custody fees for the fiscal period ended September 30, 2016.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

3.   Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended September 30, 2016, $27,879 in fees were incurred by the Fund.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

4.   Purchases and Sales of Investment Securities

For the fiscal period ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$31,876,789	$12,429,443

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended September 30, 2016.

5.    Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax return and, during the year/period ended March 31, 2015 and March 31, 2016 and as of the period ended September 30, 2016, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the period/year ended were characterized for tax purposes as follows:

	September 30, 2016	March 31, 2016
Ordinary Income	$ -	$ 1,366,039

At September 30, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$22,429,276

Unrealized Appreciation	$65,752
Unrealized Depreciation	(2,670)
Net Unrealized Appreciation	$63,082

6.   Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

7.   Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

8.   Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

1.   Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 844-438-7474 (844-GET-SIRIUS), and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 844-438-7474 (844-GET-SIRIUS).

3.   Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended September 30, 2016.

During the fiscal period, the Fund paid no income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 986.20	$9.21
	$1,000.00	$1,015.79	$9.35
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.85%, including dividend expense for the period, multiplied by 183/365 (to reflect the six month period).

Sirius S&P Strategic Large-Cap Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Sirius Funds Advisors, Inc.
116 South Franklin Street	Post Office Box 277
Post Office Drawer 4365	Lovettsville, Virginia 20180
Rocky Mount, North Carolina 27803
Telephone:
Telephone:
844-438-7474 (844-GET-SIRIUS)
800-773-3863
World Wide Web @:
World Wide Web @:
SiriusFunds.com
ncfunds.com

Item 2.   CODE OF ETHICS.
Not applicable.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.   SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.  CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: December 5, 2016	President and Principal Executive Officer
Sirius S&P Strategic Large-Cap Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: December 5, 2016	President and Principal Executive Officer
Sirius S&P Strategic Large-Cap Allocation Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: December 5, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Sirius S&P Strategic Large-Cap Allocation Fund